CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Jul. 31, 2020 $ / shares shares	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2013 $ / shares shares
Accounts receivable, allowance | ¥	¥ 0			¥ 0				¥ 1,857,463
Accounts payable	28,507,188	$ 4,473,400		20,372,680
Deferred revenue	35,796,254	5,617,213	¥ 35,226,237	35,226,237		¥ 32,555,402
Income tax payable	5,047,173	792,012		2,122,765
Accrued expenses and other current liabilities	82,962,351	13,018,602		118,958,796
Deferred income tax liabilities	9,603,096	1,506,935		¥ 10,954,883
Other non-current liabilities	¥ 2,300,000	$ 360,920
Ordinary Shares
Par value per share (in dollars per share) | $ / shares									$ 0.0001
Shares authorized (in shares)					5,000,000,000				500,000,000
Shares issued (in shares)	5,114,840	5,114,840					5,614,840
Shares outstanding (in shares)							5,614,840
Class A
Ordinary Shares
Par value per share (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Shares authorized (in shares)	4,600,000,000	4,600,000,000		4,600,000,000	4,600,000,000
Shares issued (in shares)	13,618,609	13,618,609		12,210,830
Shares outstanding (in shares)	13,618,609	13,618,609		12,210,830
Class B
Ordinary Shares
Par value per share (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Shares authorized (in shares)	200,000,000	200,000,000		200,000,000	200,000,000
Shares issued (in shares)	5,114,840	5,114,840		5,614,840
Shares outstanding (in shares)	5,114,840	5,114,840		5,614,840
VIE
Accounts payable | ¥	¥ 11,444,579			¥ 6,817,776
Deferred revenue | ¥	35,217,012			34,541,710
Income tax payable | ¥	1,460,149			291,441
Accrued expenses and other current liabilities | ¥	27,246,274			49,315,134
Deferred income tax liabilities | ¥	9,603,096			10,954,883
Other non-current liabilities | ¥	¥ 2,300,000			¥ 0